Revenue - Contract with Customers Assets and Liabilities (Details) - Inspirato LLC - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Accounts Receivable, net	$ 2,389	$ 2,978
Liabilities:
Deferred revenue, current and long term	$ 191,263	$ 148,962